Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 7, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the OCC Core Equity Fund

Liquidation of the Fund

Effective on or about April 25, 2008 (the “Liquidation Date”), the OCC Core Equity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. No contingent deferred sales charges will be assessed on any mandatory redemptions on the Liquidation Date.

At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares — Selling Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds (the “Trust”) or PIMCO Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable contingent deferred sales charge and should consult with his or her tax advisor for more information on his or her own situation.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of and exchanges for shares of the Fund:

Effective as of the close of business on March 11, 2008, Class A, B and C shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on March 11, 2008, shareholders of other series of the Trust and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 7, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the OCC Core Equity Fund

Liquidation of the Fund

Effective on or about April 25, 2008 (the “Liquidation Date”), the OCC Core Equity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. No contingent deferred sales charges will be assessed on any mandatory redemptions on the Liquidation Date.

At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares — Selling Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds (the “Trust”) or PIMCO Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable contingent deferred sales charge and should consult with his or her tax advisor for more information on his or her own situation.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of and exchanges for shares of the Fund:

Effective as of the close of business on March 11, 2008, Class D shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on March 11, 2008, shareholders of other series of the Trust and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 7, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the OCC Core Equity Fund

Liquidation of the Fund

Effective on or about April 25, 2008 (the “Liquidation Date”), the OCC Core Equity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. No contingent deferred sales charges will be assessed on any mandatory redemptions on the Liquidation Date.

At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges — Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds (the “Trust”) or PIMCO Funds that offers that class, as described under “Purchases, Redemptions and Exchanges — Exchange Privilege” in the Prospectus.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable contingent deferred sales charge and should consult with his or her tax advisor for more information on his or her own situation.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of and exchanges for shares of the Fund:

Effective as of the close of business on March 11, 2008, Institutional Class shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on March 11, 2008, shareholders of other series of the Trust and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares — Exchange Privilege.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.